Equity Incentive Plan - Summary of Stock Option Activity And Activity Regarding Shares Available For Grant Under The Plan (Detail) - 2006 Equity Incentive Plan - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Opening Balance, Shares Available for Grant	8,876,172	3,954,710	8,099,908	8,876,172
Opening Balance, Outstanding Stock Options	24,203,058	29,817,566	28,067,150	24,203,058
Opening Balance, Weighted-Average Exercise Price	$ 5.05	$ 7.99	$ 6.97	$ 5.05
Opening Balance, Aggregate Intrinsic Value	$ 134,591	$ 106,688	$ 128,583	$ 134,591
Shares authorized		6,600,000		12,000,000
Granted		(11,957,813)	(7,061,920)	(14,265,875)
Granted, Outstanding Stock Options		11,957,813	7,061,920	14,265,875
Granted, Weighted-Average Exercise Price		$ 11.57	$ 11.55	$ 11.11
Exercised		(9,973,842)	(2,394,782)	(8,912,172)
Exercised, Weighted-Average Exercise Price		$ 7.65	$ 3.65	$ 8.11
Exercised, Aggregate Intrinsic Value		$ 47,571	$ 18,967	$ 29,900
Cancelled/Forfeited/Expired		2,426,511	2,916,722	1,489,611
Cancelled/Forfeited/Expired, Outstanding Stock Options		(2,426,511)	(2,916,722)	(1,489,611)
Cancelled/Forfeited/Expired, Weighted-Average Exercise Price		$ 10.29	$ 10.30	$ 8.80
Ending Balance, Shares Available for Grant		1,023,408	3,954,710	8,099,908
Ending Balance, Outstanding Stock Options		29,375,026	29,817,566	28,067,150
Ending Balance, Weighted-Average Exercise Price		$ 9.37	$ 7.99	$ 6.97
Weighted-Average Remaining Contractual Life (Years)	8 years	7 years 1 month 6 days	7 years 6 months	7 years 9 months 18 days
Ending Balance, Aggregate Intrinsic Value		$ 403,498	$ 106,688	$ 128,583
Vested and exercisable, Outstanding Stock Options		16,164,320
Vested and exercisable, Weighted-Average Exercise Price		$ 7.77
Vested and exercisable, Weighted-Average Remaining Contractual Life (Years)		5 years 9 months 18 days
Vested and exercisable, Aggregate Intrinsic Value		$ 248,018